Loss Per Share (Tables)	9 Months Ended
Sep. 30, 2019
Loss Per Share [Abstract]
Calculation of Basic and Diluted Loss per Share
The components of the calculation of basic and diluted loss per share in each of the nine-month periods ended September 30, 2018 and 2019 are as follows:

	Nine months ended September 30,
	2018	2019
Net income and comprehensive income	1,228,798	560,801
Less: Period cumulative dividend on Series A Preferred Shares	(1,281,150)	(1,963,319)
Net loss and comprehensive loss available to common shareholders	(52,352)	(1,402,518)
Weighted average number of common shares outstanding, basic and diluted	2,400,000	2,467,798
Loss per common share, basic and diluted	(0.02)	(0.57)